July 8, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Timothy Worthington

Re:	WisdomTree Digital Trust, on behalf of itself and its series File Nos. 333-255575 and 811-23659 Filing Pursuant to Rule 497(e)

Dear Mr. Worthington:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of WisdomTree Digital Trust is an as-revised Prospectus with respect its series. The purpose of the revisions are to add disclosures regarding the availability of the series to institutional investors and to make clarifying changes regarding blockchain integrated recordkeeping and additional policies of the series and Trust.

Please feel free to contact me at 917-267-3721 with any questions or comments.

Sincerely,

/s/Ryan Louvar
Ryan Louvar, Esq.

cc:	Todd Zerega, Esq. (Morgan, Lewis & Bockius LLP)

Prospectus

November 1,2023 (as revised
July 8, 2024)

WisdomTree Digital Funds

WisdomTree Digital Trust

WisdomTree Fixed Income, Equity and Asset Allocation Digital Funds

WisdomTree Fixed Income Digital Funds

WisdomTree Floating Rate Treasury Digital Fund (FLTTX)

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)

WisdomTree Long-Term Treasury Digital Fund (WTLGX)

WisdomTree TIPS Digital Fund (TIPSX)

WisdomTree Equity Digital Funds

WisdomTree 500 Digital Fund (SPXUX)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

WisdomTree Asset Allocation Digital Fund

WisdomTree Short-Duration Income Digital Fund (WTSIX)

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Digital Trust

WisdomTree Floating Rate Treasury Digital Fund	2	Additional Principal Risk Information About the Funds	51
WisdomTree Short-Term Treasury Digital Fund	7	Additional Non-Principal Risk Information	58
WisdomTree 3-7 Year Treasury Digital Fund	12	Management of the Fund	59
WisdomTree 7-10 Year Treasury Digital Fund	17	Investment Adviser	59
WisdomTree Long-Term Treasury Digital Fund	22	Sub-Adviser	60
WisdomTree TIPS Digital Fund	27	Portfolio Managers	60
WisdomTree 500 Digital Fund	32	Additional Information About the Purchase and Redemption of Fund Shares	61
WisdomTree Technology and Innovation 100 Digital Fund	37	Additional Tax Information	64
WisdomTree Short-Duration Income Digital Fund	43	Taxes on Distributions	64
Additional Information about the Funds	49	Taxes When You Redeem or Sell Fund Shares	65
Use of Blockchain	49	Additional Notice	65
Additional Information about each Fund’s Investment Objective	50	Financial Highlights	65
Additional Information about each Fund’s Investment Strategies	50
Non-Principal Information About each Fund’s Investment Strategies	50

WisdomTree Floating Rate Treasury Digital Fund

Investment Objective

The WisdomTree Floating Rate Treasury Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of floating rate bonds of the U.S. Treasury.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.05%
1	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$ 5	$ 16

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Solactive U.S. Treasury Floating Rate Bond Index (the “Index”) through the use of a representative sampling strategy. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in component securities of the Index, which is comprised of floating rate treasuries and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is maintained by Solactive AG (the “Index Provider”) and is designed to measure the performance of floating rate public obligations of the U.S. Treasury (“Floating Rate Notes” or “FRNs”). Unlike fixed-rate U.S. Treasury bonds, FRNs have interest rates that adjust periodically. FRNs’ floating interest rates may be higher or lower than the interest rates of fixed-rate bonds of comparable quality with similar maturities. The floating coupon rates of the FRNs included in the Index are initially expected to reset weekly according to the result of the most recent 13-week T-bill auction, plus a fixed spread, subject to a minimum net yield of zero percent. The fixed spread is a percentage rate based on supply and demand for the FRNs at time of issuance and is added to the floating base coupon rate of the FRN. Because FRN floating coupon rates adjust weekly, the value of FRNs fluctuate much less than fixed-rate bonds in response to market interest rate movements. FRN values, however, will decline if their floating coupon rates do not rise as much, or as quickly, as interest rates in general.

2 WisdomTree Digital Trust Prospectus

The Index is market capitalization weighted and comprised of FRNs that have a minimum amount outstanding of $1 billion as of the monthly rebalancing date, which falls on the last business day of each month. FRNs eligible for inclusion in the Index must have an issue date on or before the Index rebalancing date. The Index excludes fixed-rate securities and Treasury inflation-protected securities. Both the FRNs and the FRNs’ coupon and principal payments must be denominated in U.S. dollars. FRNs pay interest rates quarterly until maturity. Accordingly, the Fund will invest in U.S. Treasury obligations in seeking to track the Index and will publicly disclose its portfolio holdings daily. The Index is reconstituted and rebalanced monthly, effective after the market close on the last business day of each month. At each reconstitution of the Index, certain securities (i.e., FRNs meeting the aforementioned criteria) are eligible for inclusion in the Index. The Fund may be required to purchase or sell portfolio assets to track the Index as the Index reconstitutes and rebalances and/or in order to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or digitized – on the Stellar or Ethereum blockchains. The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional shareholders may, for their convenience and in their sole discretion, elect to use an Ethereum-based wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital assets and is used to facilitate sending digital assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the Stellar blockchain or Ethereum blockchain. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability, may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

WisdomTree Digital Trust Prospectus 3

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. Segments of the mining community were against this change, which was complex and involved a merger of the then existing Ethereum blockchain with the new Ethereum blockchain, which could potentially lead to greater centralization. Further, certain miners and other users resisted adoption of the new Ethereum blockchain and it is possible that two Ethereum blockchains (among potentially others) will endure and compete going forward, which may also slow or impede transactions. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Floating Rate Notes Risk. Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Fund’s NAV, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the Floating Rate Notes, which only occur periodically.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

4 WisdomTree Digital Trust Prospectus

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's income to fluctuate.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Performance

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

WisdomTree Digital Trust Prospectus 5

Investment Adviser and Sub-Adviser

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as investment adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers

The day-to-day management of the Fund is conducted by the Sub-Adviser’s Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Mr. Brian Timberlake, PhD, CFA has served as portfolio manager of the Fund since its inception.

Mr. Andrew Higley, CFA has served as portfolio manager of the Fund since its inception.

Mr. Anuranjan Sharma has served as portfolio manager of the Fund since its inception.

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of a Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold, redeem or transfer their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

6 WisdomTree Digital Trust Prospectus

WisdomTree Short-Term Treasury Digital Fund

Investment Objective

The WisdomTree Short-Term Treasury Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of obligations of the U.S. Treasury with maturities between 1 and 3 years.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.05%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 5	$ 16	$ 28	$ 64

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Solactive U.S. 1-3 Year Treasury Bond Index (the “Index”) through the use of a representative sampling strategy. Under normal circumstances, at least 80% of the value of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in component securities of the Index, which is comprised of U.S. Treasury securities with a dollar weighted average maturity between 1 and 3 years and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is maintained by Solactive, AG (the “Index Provider”) and is designed to measure the performance of obligations of the U.S. Treasury with remaining maturities between 1 and 3 years. The components of the Index are weighted by market-capitalization and the Index is rebalanced and reconstituted on a monthly basis. It is anticipated that the number of constituents comprising the Index will be between approximately 90 and 100 constituents. The Index includes component securities of available fixed rate nominal securities issued publicly by the U.S. Treasury, but excludes Treasury Inflation-Protected Securities (“TIPS”), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), and the State and Local Government Series (“SLGS”). Accordingly, the Fund will invest in U.S. Treasury obligations in seeking to track the Index and will publicly disclose its portfolio holdings daily. The Fund may be required to purchase or sell portfolio assets in order to track the Index as the Index reconstitutes and rebalances and/or to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

WisdomTree Digital Trust Prospectus 7

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or digitized – on the Stellar or Ethereum blockchains. The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional shareholders may, for their convenience and in their sole discretion, elect to use an Ethereum-based wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital assets and is used to facilitate sending digital assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the Stellar blockchain or Ethereum blockchain. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability, may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

8 WisdomTree Digital Trust Prospectus

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. Segments of the mining community were against this change, which was complex and involved a merger of the then existing Ethereum blockchain with the new Ethereum blockchain, which could potentially lead to greater centralization. Further, certain miners and other users resisted adoption of the new Ethereum blockchain and it is possible that two Ethereum blockchains (among potentially others) will endure and compete going forward, which may also slow or impede transactions. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's income to fluctuate.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Digital Trust Prospectus 9

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Performance

The Fund commenced operations on December 14, 2022, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Investment Adviser and Sub-Adviser

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as investment adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers

The day-to-day management of the Fund is conducted by the Sub-Adviser’s Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Mr. Brian Timberlake, PhD, CFA has served as portfolio manager of the Fund since its inception.

Mr. Andrew Higley, CFA has served as portfolio manager of the Fund since its inception.

10 WisdomTree Digital Trust Prospectus

Mr. Anuranjan Sharma has served as portfolio manager of the Fund since its inception.

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of a Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold, redeem or transfer their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

WisdomTree Digital Trust Prospectus 11

WisdomTree 3-7 Year Treasury Digital Fund

Investment Objective

The WisdomTree 3-7 Year Treasury Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of obligations of the U.S. Treasury with maturities between 3 and 7 years.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.05%
1	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$ 5	$ 16

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Solactive U.S. 3-7 Year Treasury Bond Index (the “Index”) through the use of a representative sampling strategy. Under normal circumstances, at least 80% of the value of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in component securities of the Index, which is comprised of U.S. Treasury securities with a dollar weighted average maturity of 3-7 years and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is maintained by Solactive AG (the “Index Provider”) and is designed to measure the performance of obligations of the U.S. Treasury (i.e., notes issued by the U.S. Treasury), with remaining maturities between 3 and 7 years. The components of the Index are weighted by market-capitalization and the Index is rebalanced and reconstituted on a monthly basis. The Index includes component securities of available fixed rate nominal securities issued publicly by the U.S. Treasury, but excludes Treasury Inflation-Protected Securities (“TIPS”), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), and the State and Local Government Series (“SLGS”). Accordingly, the Fund will invest in U.S. Treasury obligations in seeking to track the Index and will publicly disclose its portfolio holdings daily. The Fund may be required to purchase or sell portfolio assets in order to track the Index as the Index reconstitutes and rebalances and/or to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

12 WisdomTree Digital Trust Prospectus

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or digitized – on the Stellar or Ethereum blockchains. The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional shareholders may, for their convenience and in their sole discretion, elect to use an Ethereum-based wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital assets and is used to facilitate sending digital assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the Stellar blockchain or Ethereum blockchain. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability, may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

WisdomTree Digital Trust Prospectus 13

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. Segments of the mining community were against this change, which was complex and involved a merger of the then existing Ethereum blockchain with the new Ethereum blockchain, which could potentially lead to greater centralization. Further, certain miners and other users resisted adoption of the new Ethereum blockchain and it is possible that two Ethereum blockchains (among potentially others) will endure and compete going forward, which may also slow or impede transactions. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's income to fluctuate.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

14 WisdomTree Digital Trust Prospectus

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Performance

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Investment Adviser and Sub-Adviser

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as investment adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers

The day-to-day management of the Fund is conducted by the Sub-Adviser’s Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Mr. Brian Timberlake, PhD, CFA has served as portfolio manager of the Fund since its inception.

Mr. Andrew Higley, CFA has served as portfolio manager of the Fund since its inception.

WisdomTree Digital Trust Prospectus 15

Mr. Anuranjan Sharma has served as portfolio manager of the Fund since its inception.

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of a Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold, redeem or transfer their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

16 WisdomTree Digital Trust Prospectus

WisdomTree 7-10 Year Treasury Digital Fund

Investment Objective

The WisdomTree 7-10 Year Treasury Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of obligations of the U.S. Treasury with maturities between 7 and 10 years.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.05%
1	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$ 5	$ 16

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Solactive U.S. 7-10 Year Treasury Bond Index (the “Index”) through the use of a representative sampling strategy. Under normal circumstances, at least 80% of the value of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in component securities of the Index, which is comprised of U.S. Treasury securities with a dollar weighted average maturity of 7-10 years and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is maintained by Solactive AG (the “Index Provider”) and is designed to measure the performance of obligations of the U.S. Treasury (i.e., notes issued by the U.S. Treasury), with remaining maturities between 7 and 10 years. The components of the Index are weighted by market-capitalization and the Index is rebalanced and reconstituted on a monthly basis. The Index includes component securities of available fixed rate nominal securities issued publicly by the U.S. Treasury, but excludes Treasury Inflation-Protected Securities (“TIPS”), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), and the State and Local Government Series (“SLGS”). Accordingly, the Fund will invest in U.S. Treasury obligations in seeking to track the Index and will publicly disclose its portfolio holdings daily. The Fund may be required to purchase or sell portfolio assets to track the Index as the Index reconstitutes and rebalances and/or in order to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

WisdomTree Digital Trust Prospectus 17

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or digitized – on the Stellar or Ethereum blockchains. The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional shareholders may, for their convenience and in their sole discretion, elect to use an Ethereum-based wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital assets and is used to facilitate sending digital assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the Stellar blockchain or Ethereum blockchain. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability, may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

18 WisdomTree Digital Trust Prospectus

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. Segments of the mining community were against this change, which was complex and involved a merger of the then existing Ethereum blockchain with the new Ethereum blockchain, which could potentially lead to greater centralization. Further, certain miners and other users resisted adoption of the new Ethereum blockchain and it is possible that two Ethereum blockchains (among potentially others) will endure and compete going forward, which may also slow or impede transactions. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Digital Trust Prospectus 19

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Performance

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Investment Adviser and Sub-Adviser

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as investment adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers

The day-to-day management of the Fund is conducted by the Sub-Adviser’s Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Mr. Brian Timberlake, PhD, CFA has served as portfolio manager of the Fund since its inception.

Mr. Andrew Higley, CFA has served as portfolio manager of the Fund since its inception.

20 WisdomTree Digital Trust Prospectus

Mr. Anuranjan Sharma has served as portfolio manager of the Fund since its inception.

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of a Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold, redeem or transfer their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

WisdomTree Digital Trust Prospectus 21

WisdomTree Long-Term Treasury Digital Fund

Investment Objective

The WisdomTree Long-Term Treasury Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of obligations of the U.S. Treasury, with maturities greater than 20 years.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.05%
1	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$ 5	$ 16

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Solactive U.S. 20+ Year Treasury Bond Index (the “Index”) through the use of a representative sampling strategy. Under normal circumstances, at least 80% of the value of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in component securities of the Index, which is comprised of U.S. Treasury securities with a dollar weighted average maturity of greater than 20 years and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is maintained by Solactive AG (the “Index Provider”) and is designed to measure the performance of obligations of the U.S. Treasury (i.e., bonds issued by the U.S. Treasury), with greater than 20-year maturities. The components of the Index are weighted by market-capitalization and the Index is rebalanced and reconstituted on a monthly basis. The Index includes component securities of available fixed rate nominal securities issued publicly by the U.S. Treasury, but excludes Treasury Inflation-Protected Securities (“TIPS”), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), and the State and Local Government Series (“SLGS”). Accordingly, the Fund will invest in U.S. Treasury obligations in seeking to track the Index and will publicly disclose its portfolio holdings daily. The Fund may be required to purchase or sell portfolio assets to track the Index as the Index reconstitutes and rebalances and/or in order to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

22 WisdomTree Digital Trust Prospectus

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or digitized – on the Stellar or Ethereum blockchains. The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional shareholders may, for their convenience and in their sole discretion, elect to use an Ethereum-based wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital assets and is used to facilitate sending digital assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the Stellar blockchain or Ethereum blockchain. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability, may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

WisdomTree Digital Trust Prospectus 23

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. Segments of the mining community were against this change, which was complex and involved a merger of the then existing Ethereum blockchain with the new Ethereum blockchain, which could potentially lead to greater centralization. Further, certain miners and other users resisted adoption of the new Ethereum blockchain and it is possible that two Ethereum blockchains (among potentially others) will endure and compete going forward, which may also slow or impede transactions. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

24 WisdomTree Digital Trust Prospectus

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Performance

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Investment Adviser and Sub-Adviser

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as investment adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers

The day-to-day management of the Fund is conducted by the Sub-Adviser’s Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Mr. Brian Timberlake, PhD, CFA has served as portfolio manager of the Fund since its inception.

Mr. Andrew Higley, CFA has served as portfolio manager of the Fund since its inception.

WisdomTree Digital Trust Prospectus 25

Mr. Anuranjan Sharma has served as portfolio manager of the Fund since its inception.

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of a Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold, redeem or transfer their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

26 WisdomTree Digital Trust Prospectus

WisdomTree TIPS Digital Fund

Investment Objective

The WisdomTree TIPS Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of inflation protected obligations of the U.S. Treasury.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.05%
1	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$ 5	$ 16

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Solactive U.S. Treasury Inflation-Linked Bond Index (the “Index”) through the use of a representative sampling strategy. Under normal circumstances, at least 80% of the value of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in component securities of the Index, which is comprised of Treasury Inflation-Protected Securities issued by the U.S. Treasury, commonly known as “TIPS”, and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is maintained by Solactive AG (the “Index Provider”) and is designed to measure the performance of TIPS. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors, with both principal and interest inflation-linked. The Index includes publicly issued TIPS that have at least 1 year remaining to maturity on the Index rebalancing date, with an issue size equal to or in excess of $750 million.

Up to 20% of the Fund’s net assets may be invested in securities that are denominated in U.S. dollars and have a fixed-rate nominal coupon, but the Fund does not invest in nominal bonds, non-government inflation-linked bonds, Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), Treasury bills, Private placements, and floating-rate bonds, which are also excluded from the Index. The components of the Index are weighted by market-capitalization and the Index is rebalanced and reconstituted on a monthly basis, effective after the market close of the last business day of each month.

WisdomTree Digital Trust Prospectus 27

At each reconstitution of the Index, certain securities (i.e., TIPS meeting the aforementioned criteria) are eligible for inclusion in the Index. Accordingly, the Fund will invest in TIPS in seeking to track the Index and the Fund will publicly disclose its portfolio holdings daily. The Fund may be required to purchase or sell portfolio assets to track the Index as the Index reconstitutes and rebalances and/or in order to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or digitized – on the Stellar or Ethereum blockchains. The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional shareholders may, for their convenience and in their sole discretion, elect to use an Ethereum-based wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital assets and is used to facilitate sending digital assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the Stellar blockchain or Ethereum blockchain. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability, may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

28 WisdomTree Digital Trust Prospectus

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. Segments of the mining community were against this change, which was complex and involved a merger of the then existing Ethereum blockchain with the new Ethereum blockchain, which could potentially lead to greater centralization. Further, certain miners and other users resisted adoption of the new Ethereum blockchain and it is possible that two Ethereum blockchains (among potentially others) will endure and compete going forward, which may also slow or impede transactions. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Inflation-Indexed Securities Risk. The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Digital Trust Prospectus 29

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's income to fluctuate.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Performance

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

30 WisdomTree Digital Trust Prospectus

Investment Adviser and Sub-Adviser

WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) serves as investment adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers

The day-to-day management of the Fund is conducted by the Sub-Adviser’s Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Mr. Brian Timberlake, PhD, CFA has served as portfolio manager of the Fund since its inception.

Mr. Andrew Higley, CFA has served as portfolio manager of the Fund since its inception.

Mr. Anuranjan Sharma has served as portfolio manager of the Fund since its inception.

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of a Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold, redeem or transfer their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

WisdomTree Digital Trust Prospectus 31

WisdomTree 500 Digital Fund

Investment Objective

The WisdomTree 500 Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree 500 Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.05%
1	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$ 5	$ 16

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree 500 Index (the “Index”) through the use of a representative sampling strategy.

The Index is maintained by WisdomTree, Inc. (“WisdomTree” or the “Index Provider”) and consists of the 500 largest companies domiciled and listed in the U.S. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) market capitalization of at least $100 million; and (ii) average daily dollar trading volume of at least $200,000 for each of the preceding six months. The Index is reconstituted annually, and constituents are weighted using modified market capitalization. At reconstitution, single constituent weights will be capped at 10% while the combined exposure of constituents exceeding 5% will be capped at 40%. The Fund will publicly disclose its portfolio holdings daily. The Index Provider is affiliated with WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”).

WisdomTree currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define equity securities within a sector. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of September 30, 2023, a significant portion of the Index is comprised of companies in the information technology sector.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

32 WisdomTree Digital Trust Prospectus

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or digitized – on the Stellar or Ethereum blockchains. The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional shareholders may, for their convenience and in their sole discretion, elect to use an Ethereum-based wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital assets and is used to facilitate sending digital assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the Stellar blockchain or Ethereum blockchain. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability, may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

WisdomTree Digital Trust Prospectus 33

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. Segments of the mining community were against this change, which was complex and involved a merger of the then existing Ethereum blockchain with the new Ethereum blockchain, which could potentially lead to greater centralization. Further, certain miners and other users resisted adoption of the new Ethereum blockchain and it is possible that two Ethereum blockchains (among potentially others) will endure and compete going forward, which may also slow or impede transactions. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

34 WisdomTree Digital Trust Prospectus

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Performance

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Investment Adviser and Sub-Adviser

WisdomTree Digital Management serves as investment adviser to the Fund. Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers

The day-to-day management of the Fund is conducted by the Sub-Adviser’s Equity Index Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Marlene Walker Smith has served as portfolio manager of the Fund since its inception.

David France has served as portfolio manager of the Fund since its inception.

Todd Frysinger has served as portfolio manager of the Fund since its inception.

Vlasta Sheremeta has served as portfolio manager of the Fund since its inception.

Michael Stoll has served as portfolio manager of the Fund since its inception.

WisdomTree Digital Trust Prospectus 35

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of a Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold, redeem or transfer their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

36 WisdomTree Digital Trust Prospectus

WisdomTree Technology and Innovation 100 Digital Fund

Investment Objective

The WisdomTree Technology and Innovation 100 Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of the WisdomTree Technology and Innovation 100 Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Total Annual Fund Operating Expenses	0.10%
1	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$ 10	$ 32

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Technology and Innovation 100 Index (the “Index”) through the use of a representative sampling strategy.

The Index is maintained by WisdomTree, Inc. (“WisdomTree” or the “Index Provider”) and is designed to provide exposure to U.S. exchange-listed companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and innovation. The Index constituents are determined by an Index committee that looks at sub-industries focusing on technology and/or innovation in the following categories: (i) software - companies; (ii) semiconductors - companies that produce semiconductors or semiconductor equipment and technology; (iii) other hardware – other technology hardware companies that produce or develop other equipment or physical elements used in technology infrastructure, devices or components (collectively, “Software and Hardware Companies”); (iv) media & entertainment; (v) biotechnology; (vi) financial technology (fintech) - companies that utilize technology to improve and automate the delivery and use of financial services; (vii) telecommunication services; and (viii) automobile makers. At least 50% of the Index constituent weight will meet the definition of Software and Hardware Companies and such companies will derive at least 50% of their revenue from one or more of the Software and Hardware Companies. The Index Provider is affiliated with WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”).

WisdomTree Digital Trust Prospectus 37

To be eligible for inclusion in the Index, a company must also meet the following criteria as of the Index screening date: (i) have a market capitalization of at least $100 million; and (ii) an average daily dollar trading volume of at least $1 million for each of the preceding three months. The Index is reconstituted and rebalanced on an annual basis to include the top 100 companies by market capitalization that are U.S. exchange listed that meet the foregoing criteria. Constituents are weighted using modified market capitalization. At reconstitution, single constituent weights will be capped at 13% while the combined exposure of companies exceeding 5% will be capped at 40%. The Fund will publicly disclose its portfolio holdings daily. The Fund may be required to purchase or sell portfolio assets to track the Index as the Index reconstitutes and rebalances and/or in order to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

WisdomTree currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define equity securities within a sector. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of September 30, 2023, a significant portion of the Index is comprised of companies in the communication services and information technology sectors.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or digitized – on the Stellar or Ethereum blockchains. The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional shareholders may, for their convenience and in their sole discretion, elect to use an Ethereum-based wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital assets and is used to facilitate sending digital assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

38 WisdomTree Digital Trust Prospectus

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the Stellar blockchain or Ethereum blockchain. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability, may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. Segments of the mining community were against this change, which was complex and involved a merger of the then existing Ethereum blockchain with the new Ethereum blockchain, which could potentially lead to greater centralization. Further, certain miners and other users resisted adoption of the new Ethereum blockchain and it is possible that two Ethereum blockchains (among potentially others) will endure and compete going forward, which may also slow or impede transactions. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Digital Trust Prospectus 39

■	Communication Services Sector Risk. The Fund currently invests a significant portion of its assets in the communication services sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The communication services sector consists of companies that facilitate communication and offer content and information through various types of media. These companies include, for example, telecom companies, such as wireless and fixed-line telecommunications service providers, media companies, such as broadcasters, advertisers, publishers, cable and satellite companies, and companies in the movie industry, and other companies that provide internet software, on-line services social media platforms, video games, and digital entertainment. This sector can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

40 WisdomTree Digital Trust Prospectus

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Performance

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Investment Adviser and Sub-Adviser

WisdomTree Digital Management serves as investment adviser to the Fund. Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers

The day-to-day management of the Fund is conducted by the Sub-Adviser’s Equity Index Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Marlene Walker Smith has served as portfolio manager of the Fund since its inception.

David France has served as portfolio manager of the Fund since its inception.

Todd Frysinger has served as portfolio manager of the Fund since its inception.

Vlasta Sheremeta has served as portfolio manager of the Fund since its inception.

Michael Stoll has served as portfolio manager of the Fund since its inception.

Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of a Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold, redeem or transfer their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

WisdomTree Digital Trust Prospectus 41

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

42 WisdomTree Digital Trust Prospectus

WisdomTree Short-Duration Income Digital Fund

Investment Objective

The WisdomTree Short-Duration Income Digital Fund (the “Fund”) seeks income consistent with the preservation of capital.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees(fees paid directly from your investment)	None
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%[1]
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	0.42%[2]
1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	“The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain Underlying Funds (as defined below).

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$ 43	$ 135

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment objective by utilizing an asset allocation strategy investing primarily in exchange-traded funds (“ETFs”) (each, an “Underlying Fund”) that provide exposure to short-duration fixed income securities that WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) believes will generate income consistent with the preservation of capital. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates. The Underlying Funds are expected to primarily invest in U.S. government bonds and corporate bonds (including high yield bonds, commonly referred to as “junk bonds”), as well as mortgage-backed securities and other mortgage-related products, with an average duration of three years or shorter. Such investments include mortgage-related fixed income securities issued or guaranteed by the U.S. government or its agencies or instrumentalities such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Underlying Funds are expected to consist primarily (if not entirely) of ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired allocation in implementing the Fund’s strategy.

WisdomTree Digital Trust Prospectus 43

Generally, the Underlying Funds comprising the Fund’s portfolio will be added, removed or re-weighted quarterly, although a more active approach may be taken depending on factors such as market conditions, investment opportunities or if the Underlying Funds are exhibiting a higher duration than desired, which may lead to frequent trading, cause the number of Fund holdings to vary, and increase the Fund’s portfolio turnover rate. Asset allocations may fluctuate over time and may occur with different frequencies, and the Adviser may change the asset class allocations, Underlying Funds or the target weightings in the Underlying Funds in its discretion and without notice to, or approval by, shareholders.

The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser. In constructing the Fund’s asset allocation, the Adviser will leverage research and asset allocation models constructed and maintained by WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) (“WisdomTree”) or other affiliates of the Adviser.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and records that are recorded – or digitized – on the Stellar or Ethereum blockchains. The Transfer Agent will reconcile book-entry and blockchain transactions to form the Fund’s official records on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional shareholders may, for their convenience and in their sole discretion, elect to use an Ethereum-based wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital assets and is used to facilitate sending digital assets on a particular blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information.

WisdomTree Transfers registers blockchain wallet addresses and associates them with relevant personal identifying information at the control location resulting in a registry of blockchain wallet addresses that can participate in transactions. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public. In this manner, WisdomTree Transfers prevents transactions between unknown persons or unknown blockchain wallets.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the Stellar blockchain or Ethereum blockchain. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, with the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features, such as interoperability, may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e.,

44 WisdomTree Digital Trust Prospectus

Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any cryptocurrencies (referred to as, among other things, virtual currencies).

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. Because the Fund invests primarily in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. In addition, blockchain networks may undergo technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to a blockchain based on proof-of-stake validation. Segments of the mining community were against this change, which was complex and involved a merger of the then existing Ethereum blockchain with the new Ethereum blockchain, which could potentially lead to greater centralization. Further, certain miners and other users resisted adoption of the new Ethereum blockchain and it is possible that two Ethereum blockchains (among potentially others) will endure and compete going forward, which may also slow or impede transactions. Lastly, technological developments may lead to technical or other flaws (including undiscovered flaws) in the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, or by which the validity of a copy of such blockchain can be proven, or the development of new or existing hardware or software tools or mechanisms that could negatively impact the functionality of the blockchain systems, all of which could negatively impact transactions in Fund shares.

■	Investments in Underlying Funds Risk. The Fund’s investment performance and risks will be directly related to the investment performance and risks of Underlying Funds. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objectives. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. Fund shareholders indirectly bear a proportionate share of the fees and expenses of the Underlying Funds in addition to the Fund’s expenses.

■	Conflicts of Interest Relating to Investment in Affiliated Funds Risk. The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily of WisdomTree ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers. Further, the Adviser and Sub-Adviser have an incentive to allocate investments to the WisdomTree ETFs in order to generate additional fees for themselves or their affiliate.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

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■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

Indirect Risks Through Investment in Underlying Funds

The Fund will principally invest in Underlying Funds, and thereby will obtain exposure to the investments described below, as applicable, through such Underlying Funds as opposed to investing directly in such investments.

■	Underlying Fund Risk. Underlying Funds, which are expected to consist of ETFs, are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance. The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily (if not entirely) of Underlying Funds managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers.

■	High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

■	Mortgage- and Asset-Backed Securities Risk. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage-and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected. Default or bankruptcy of a counterparty to a mortgage-related transaction would expose the Fund to possible loss.

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■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's income to fluctuate.

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

Performance

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Investment Adviser and Sub-Adviser

WisdomTree Digital Management serves as investment adviser to the Fund. Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers

The Fund’s asset allocation is constructed by the Adviser and implemented by the Sub-Adviser. The day-to-day management of the Fund is conducted by the Sub-Adviser’s Equity Index Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Marlene Walker Smith has served as portfolio manager of the Fund since its inception.

David France has served as portfolio manager of the Fund since its inception.

Todd Frysinger has served as portfolio manager of the Fund since its inception.

Vlasta Sheremeta has served as portfolio manager of the Fund since its inception.

Michael Stoll has served as portfolio manager of the Fund since its inception.

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Purchase and Redemption of Fund Shares

The Fund is available for purchase by individual and institutional investors.

Individual investors may purchase shares of a Fund by setting up an account with WisdomTree Digital, through a mobile application, WisdomTree Prime®, which is made available by WisdomTree or its affiliate, WisdomTree Digital, through the Apple App Store and Google Play and is free to download (the “App”). Through the App, investors may purchase, hold, redeem or transfer their shares. The minimum transaction amount for a purchase is $25.

Institutional investors may purchase shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed through a web-based portal or application programming interface. For more information on accessing the Portal, institutional investors should contact us at wisdomtreeconnect@wisdomtree.com.

WisdomTree Securities, Inc. (“WisdomTree Securities”), an affiliate of WisdomTree, will facilitate the ability for investors on an “application-way” basis to purchase or redeem Fund shares through the App or Portal. Applicable investor information obtained via the App or Portal is made available to the Transfer Agent to allow for processing of transactions and for the Transfer Agent to maintain the official record.

Account or transaction fees implemented by WisdomTree, or any affiliate, will be subject to the terms and conditions of such relationship and be the responsibility of the investor. WisdomTree or an affiliate will pay any fees for use of the applicable blockchain network in connection with an investor’s purchase and redemption of Fund shares through the App or Portal. The Fund will not be assessed any such fees and no sales loads will apply.

Tax Information

The Fund intends to make distributions at least annually that may be taxed as ordinary income or capital gains. Income and capital gains distributions you receive from the Fund generally are subject to federal income taxes and may also be subject to state and local taxes. Please refer to the section of the SAI entitled “Taxes – Fund Distributions” for a more detailed explanation of the tax consequences of distributions to shareholders of the Fund.

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Additional Information about the Funds

Use of Blockchain

Share Recording

As noted above, Fund shares will have the ability to be recorded on one or more blockchains to help facilitate each Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem. However, any such blockchain wallet, prior to use, will be registered by the Transfer Agent and associated with relevant personal identifying information. This will provide the Transfer Agent with the ability to continue to maintain the record of ownership in each Fund to the extent shares are transferred to any registered wallet. By way of example, while the shares purchased via the App will initially be recorded on the Stellar blockchain, to the extent that an investor desires to transfer such shares to a personal Ethereum-based wallet (which, by its nature, is unable to accommodate Stellar-based assets), such transfer could be accomplished through interoperability. Assuming 100 shares are recorded on the Stellar blockchain with a subsequent investor request to transfer the 100 shares from the Stellar blockchain to the Ethereum blockchain, the Stellar blockchain record would initially reflect the ownership of 100 shares and ultimately a burning of 100 shares upon successful transfer (i.e., for a net of “0” shares recorded on the Stellar blockchain), and the Ethereum blockchain record would reflect the minting and delivery of 100 shares. In such a situation, no new shares are created for Fund share recordkeeping purposes.

The Transfer Agent will reconcile book-entry records with blockchain transactions on at least a daily basis. The Transfer Agent’s records will constitute the official record of each Fund and govern the record ownership of Fund shares in all circumstances.

Information Available via Blockchains

Shareholders will interact through a wallet, such as the wallet provided by WisdomTree Digital in the App. However, information recorded on the Stellar or Ethereum blockchains will be available to the public and will store the complete transaction history from issuance of the shares that are recorded on the applicable blockchain. As a result, robust and transparent data, other than shareholder personal identifying information, will be publicly available through one or more “block explorer” tools capable of displaying activity on the applicable blockchain. Accordingly, the shares’ issuance, redemption and transfer data (and not a shareholder’s personal identifying information) will be exposed to the public. The personal identifying information necessary to associate a given share with the record owner of that share will be maintained by the Transfer Agent in a separate database that is not available to the public.

In the event of a conflict between the transaction history on the applicable blockchain and the records maintained by the Transfer Agent, the Transfer Agent shall update the blockchain record as necessary and such an update will be recorded and viewable for transparency on the applicable blockchain as a subsequent transaction. The Transfer Agent may also use the applicable blockchain as a source of information, including in the case of a disputed transaction, such as via alleged fraud or theft. In such case, the Transfer Agent’s official record and the blockchain record will be updated, as applicable, to reflect any changes resulting from the dispute resolution process.

Blockchain Fees, Functionality and Transaction Processing

Users of blockchains, such as Stellar and Ethereum, must pay transaction fees to the blockchain in order to validate a transaction, which in the case of Stellar and Ethereum is in the form of lumens or ether, the native digital asset for the operation of Stellar and Ethereum, respectively. These transaction fees for purchase and redemption of Fund shares through the App or Portal will be the responsibility of WisdomTree Digital Management or its affiliates; Fund investors will not be required to purchase any such blockchain native digital asset, such as lumens or ether, to purchase or redeem shares through the App or Portal.

Delays in transaction processing have been known to occur on each blockchain. Such a delay may occur on account of, among other things, the inability of nodes to reach consensus on transactions. Nodes, which are typically hosted by third parties with specific hardware, form the infrastructure of a blockchain. Nodes on a blockchain are connected to each other and they exchange the latest blockchain data and verification and confirmation of transactions requires a consensus of nodes. During a delay in transaction processing, it will not be possible to record transactions in the shares on the blockchain. Should such a delay occur for an extended period of time, each Fund could choose to effect transactions with shareholders manually (i.e., in book-entry form) until such time as the network has resumed normal operation. Each Fund may choose to reevaluate the suitability of a particular blockchain in the event of future or recurring delays.

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Additional Information about each Fund’s Investment Objective

The Short-Duration Income Digital Fund is an actively-managed fund (the “Active Fund” or the “Asset Allocation Fund”). Each Fund, except the Active Fund, is a passively-managed fund (each, an “Index Fund” and collectively, the “Index Funds”) that seeks to track the price and yield performance, before fees and expenses, of an underlying index (each, an “Index”). Each Index Fund, except the 500 Digital Fund and Technology and Innovation 100 Digital Fund (each, an “Equity Fund”, and collectively, the “Equity Funds”) (each Index Fund except the Equity Funds, a “Fixed Income Fund”, and collectively, the “Fixed Income Funds”) tracks an Index developed by Solactive, AG (“Solactive”). The Equity Funds track Indexes developed by WisdomTree, Inc, (“WisdomTree”, and collectively with Solactive, the “Index Providers”), the parent company of WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”). Each Index consists of securities in the market suggested by its name, as applicable, that meet specific criteria developed by the Index Providers.

Since each Fund’s investment objective has been adopted as a non-fundamental investment policy, each Fund’s investment objective may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.

Additional Information about each Fund’s Investment Strategies

Index Funds. WisdomTree Digital Management expects that, over time, the correlation between each Fund’s performance and that of its underlying Index, before fees and expenses, will be 95% or better. A number of factors may affect each Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that each Fund will achieve a high degree of correlation.

The quantity of holdings in each Fund using a representative sampling strategy will be based on a number of factors, including asset size of each Fund. In addition, from time to time, securities are added to or removed from the Index and consequently the attributes of the Index may change. Each Fund may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index or to reflect various other changes to the Index. Each Fund may be required to purchase or sell portfolio assets in order to meet investor purchase or redemption requests. As a result, each Fund will engage in frequent trading of portfolio securities.

Further, each Fund may overweight or underweight securities in the Index, purchase or sell securities not in the Index in seeking to track the Index.

Active Fund. The Fund seeks to achieve its investment objective by investing primarily in Underlying Funds that provide exposure to short-duration fixed income securities that the Adviser believes will generate income consistent with preserving capital. Such fixed income securities are expected to include U.S. Treasuries, U.S. Government-related bonds, corporate bonds (including high yield bonds, commonly referred to as “junk bonds”), mortgage-backed pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly offered for sale in the United States. The Fund also invests in Underlying Funds that have exposure to U.S. agency mortgage-backed pass-through securities, which are securities issued by entities such as Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal National Mortgage Association (“FNMA”) that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date; however, it is not anticipated that applicable Underlying Funds will receive pools, but instead will participate in rolling TBA Transactions. The Fund will invest in Underlying Funds that may enter into such contracts on a regular basis and, pending settlement of such contracts, and generally invest in high-quality, liquid short-term instruments.

Non-Principal Information About each Fund’s Investment Strategies

All Funds. The Funds may invest in other investments in seeking to achieve its objective, including cash and cash equivalents, forward contracts, futures contracts, options on futures contracts, options and swaps.

Each Fund may lend its portfolio securities in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through a securities lending agent (“Lending Agent”) to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. The Lending Agent will be named in this prospectus prior to implementation of a securities lending program. Such securities lending program, if implemented, would allow each Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. Each Fund would receive collateral for each loaned security which is at least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities; however, each Fund may call loans to vote proxies if a material issue affecting a Fund’s economic interest in the investment is to be voted upon. Security loans may be terminated at any time by a Fund.

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Active Fund. The Fund’s investment process generally does not adjust to take temporary defensive positions. However, the Fund reserves the right to take temporary defensive positions, including to invest in U.S. government securities, money market instruments, and cash, without limitation, as determined by the Adviser or Sub-Adviser in response to adverse market, economic, political or other conditions. In the event the Fund engages in temporary defensive strategies that are inconsistent with its investment strategies, the Fund’s ability to achieve its investment objective may be limited.

Additional Principal Risk Information About the Funds

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summaries. Risk information may not be applicable to each Fund. Please consult each Fund's Summary sections to determine which risks are applicable to a particular Fund. Each of the factors below could have a negative impact on Fund performance.

Active Management Risk (Active Fund)

The Fund is actively managed using proprietary investment strategies and processes. The Fund is subject to active management or security-selection risk and its performance therefore will reflect, at least in part, research and asset allocation models leading to the selection of an Underlying Fund, asset allocation for the Fund and/or assessment of broader economic, financial or other macro views, which may be incorrect, including because of factors that were not adequately foreseen. The Underlying Funds are subject to either active management or passive investing risk themselves, whereby in either case investments held by the Underlying Funds may not perform as well as expected when those investments were purchased or as well as the markets generally, resulting in Fund losses or underperformance. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective or outperform other investment strategies over the short- or long-term market cycles. This risk is exacerbated when an investment or multiple investments made as a result of such decisions are significant relative to the Fund’s net assets.

Blockchain Technology Risk (All Funds)

Blockchain technology is a relatively new and untested technology which operates as a distributed ledger. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. Risks can also differ by blockchain. For instance, the process by which Ethereum transactions are verified (i.e., achieve consensus) is called proof-of-stake. In proof-of-stake, users (referred to as “validators”) stake a minimum amount of capital in the form of ether (the currency of Ethereum) into a smart contract, or computer program, stored on Ethereum. Validators process proposed transactions and bundle them into a data packet known as a “block.” A randomly chosen validator is permitted to add a block of transactions to the Ethereum blockchain after attestation by other validators and is rewarded by a grant of newly-issued ether. This type of process is susceptible to a 51% attack, with such applicable risk further described below. In contrast, the Stellar network’s transactions are verified on the Stellar blockchain through a federated Byzantine agreement. A federated Byzantine agreement is a system in which each participant knows of others it considers important. It waits for the vast majority of those others to agree on any transaction before considering the transaction settled. In turn, those important participants do not agree to the transaction until the participants they consider important agree as well, and so on. Eventually, enough of the network accepts a transaction for verification (i.e., achieve consensus) that it becomes infeasible for an attacker, including a 51% attack, to roll it back, or for a fork to occur.

In addition, blockchain technology risk can carry with it additional sub-risks, including: (1) Regulation of Blockchain Technology Risk; (2) Fork Risk; (3) 51% Attack Risk; and (4) Risk of the Ethereum Blockchain’s Change to a Proof-of-Stake Consensus Mechanism.

Regulation of Blockchain Technology Risk

There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Blockchain technology is not a product or service that provides identifiable revenue for companies that implement, or otherwise use it. Currently, blockchain technology is commonly used for the recording of transactions in digital assets, which are extremely speculative and volatile. Problems in digital asset markets could have a wider effect on companies associated with blockchain technology. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain.

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Fork Risk

Blockchain software is generally open-source. Any user can download the software, modify it and then propose that network adopt the modification. When a modification is introduced and a substantial majority of users consent to the modification, the change is implemented and the blockchain network remains uninterrupted. However, if less than a substantial majority of users consent to the proposed modification, and the blockchain consensus mechanism, such as that used by Ethereum, allows for the modification to nonetheless be implemented by some users and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “fork” (i.e., “split”) of the blockchain network (and the blockchain), with one version running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two (or more) versions of the blockchain network running in parallel, but with each version’s native asset lacking interchangeability. Additionally, a fork could be introduced by an unintentional, unanticipated software flaw in the multiple versions of otherwise compatible software users run. If a fork occurs, the original blockchain and the forked blockchain could potentially compete with each other for users and other participants, leading to a loss of these for the original blockchain.

51% Attack Risk

If a majority of staked native cryptocurrency on a blockchain using a proof-of-stake consensus mechanism, such as Ethereum, is controlled by a bad actor, whether singularly or as a group (often referred to as a “51% attack”), it may be able to alter the blockchain on which the blockchain network and network transactions rely. This could occur if the bad actor were to construct fraudulent blocks or prevent certain transactions from being completed in a timely manner, or at all. It could be possible for the malicious actor to control, exclude or modify the ordering of transactions, though it could not generate new network coins or transactions. Further, a bad actor could “double-spend” its own network native digital asset (i.e., spend the same network digital asset in more than one transaction) and prevent the confirmation of other users’ transactions for so long as it maintained control. If the network community did not reject the fraudulent blocks as malicious or to the extent that such bad actor did not yield its control, reversing any changes made to the blockchain network may be impossible. The possible crossing of this threshold indicates a greater risk that a single validator (or group of validators working together) could exert authority over the validation of network transactions. If the feasibility of a bad actor gaining control of the blockchain network increases, it may negatively affect the ability of the Fund’s shares to be held on the blockchain undergoing a 51% Attack.

The 51% threshold is the level which would almost guarantee a malicious actor’s success. However, such attacks could in theory occur at thresholds lower than 51% of the staked cryptocurrency. In addition, a malicious actor may also obtain control over the blockchain network through its influence over core developers by gaining direct control over a core developer or an otherwise influential programmer. To the extent that a blockchain network’s ecosystem does not grow, the possibility that a malicious actor may be able to obtain control of the processing power or development control on the blockchain network in this manner will remain heightened.

Additional Risks of the Ethereum Blockchain’s Change to a Proof-of-Stake Consensus Mechanism

Ethereum previously used a consensus protocol called proof-of-work, similar to Bitcoin. This allowed the nodes of the Ethereum network to agree on the state of all information recorded on the Ethereum blockchain and prevented certain kinds of economic attacks. The Ethereum blockchain changed to a proof-of-stake consensus mechanism in 2022. One risk of the Ethereum blockchain moving to proof-of-stake is centralization of staking power in a relatively small number of validators, which could occur, for example, as a result of validators ceasing operations or if staked ether is otherwise concentrated in a small number of validators. As a result, it may adversely affect the confirmation process for transactions (i.e., temporarily decreasing the speed at which blocks are added to a blockchain until the next scheduled adjustment in difficulty for block solutions or otherwise be possible for a bad actor to manipulate the Ethereum blockchain and hinder transactions). Any reduction in confidence in the confirmation process or processing power of the Ethereum blockchain may adversely affect an investment in the Fund. Another risk of the Ethereum blockchain moving to proof-of-stake is that segments of the mining community and other users were against this change, and it is possible that two Ethereum blockchains (among potentially others) will endure and compete going forward, which may slow or impede transactions. Such events would not have any impact on the official record of shares maintained by the Transfer Agent, although they could cause a decline in interest in the Fund among current and potential shareholders.

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Cybersecurity Risk (All Funds)

The Funds and their service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact a Fund in many ways, including, but not limited to, disruption of a Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting a Fund’s third-party service providers, including the Adviser, Sub-Adviser, Transfer Agent, administrator and custodian, and/or the App, Portal, wallet provider or blockchain networks, may subject a Funds or a shareholder to many of the same risks associated with direct cybersecurity breaches and adversely impact the Funds or shareholders. For instance, cyber-attacks may impact a Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading or settlement, cause the Fund to incur additional compliance costs associated with corrective measures, subject a Fund to regulatory fines or other financial losses, and/or cause reputational damage to a Fund. While the Fund’s service providers have established business continuity plans and risk management systems designed to address cybersecurity risks, prevent cyber-attacks and mitigate the impact of cybersecurity breaches, there are inherent limitations on such plans and systems. In addition, a Fund has no control over the cybersecurity protections put in place by its service providers or any other third-parties whose operations may affect a Fund or its shareholders.

A cyberattack on the App, Portal, internal or affiliate platforms, or a blockchain network or blockchain wallets could increase the possibility of loss or theft of a shareholder’s shares in a Fund. Such loss or theft could result in claims against a Fund and could have a substantial adverse effect on the financial and business operations of a Fund.

Floating Rate Notes Risk (Floating Rate Treasury Digital Fund)

The Fund invests primarily in floating rate notes. Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Fund’s NAV, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the Floating Rate Notes, which only occur periodically.

Geopolitical Risk (Equity Funds and Active Fund)

The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described herein will likely increase. For example, a market disruption may adversely affect the orderly functioning of the securities markets. Each of the foregoing may negatively impact the Fund’s investments.

High Yield Securities Risk (Active Fund)

Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential for capital appreciation and higher yields, high yield securities typically entail higher price volatility and may be less liquid than securities with higher ratings. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Income Risk (Fixed Income Funds and Active Fund)

The Funds are subject to income risk, which is the chance that the Fund’s income will decline because of falling interest rates. The Fund’s income would decline when interest rates fall because the Fund then must invest new cash flow and cash from maturing bonds in lower-yielding bonds. Income risk is generally higher for short-term bond funds and lower for long-term bond funds.

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Index and Data Risk (Index Funds)

The Index Funds employ a “passive management” – or indexing – investment approach. The Funds are not “actively” managed and seek to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or the Fund’s shareholders. While the Index Provider provides a rules-based methodology that describes what the Index is designed to achieve within a particular set of rules, neither the Index Provider, its agents nor data providers provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the Index, its calculation, valuation or its related data, and they do not guarantee that the Index will be in line with the Index Provider’s methodology. The composition of the Index is dependent on data from one or more third parties and/or the application of such data within the rules of the Index methodology, which may be based on assumptions or estimates. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed. Errors in Index data, Index computations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

Any of the foregoing may lead to the inclusion of securities in the Index, exclusion of securities from the Index or the weighting of securities in the Index that would have been different had data or other information been correct or complete, which may lead to a different investment outcome than would have been the case had such events not occurred. The Adviser, through the Sub-Adviser, seeks to manage each Fund to correspond to the Index provided by the Index Provider. Consequently, losses or costs associated with the Index’s errors or other risks described above will generally be borne by the Fund and its shareholders and neither the Adviser nor its affiliates or agents make any representations or warranties regarding the foregoing.

Inflation-Indexed Securities Risk (TIPS Fund)

The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, a Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Although the holders of U.S. TIPS receive no less than the par value of the security at maturity, if the Fund purchases U.S. TIPS in the secondary market whose principal values have previously been adjusted upward and there is a period of subsequent declining inflation rates, a Fund may receive at maturity less than it invested. Depending on the changes in inflation rates during the period a Fund holds an inflation-indexed security, a Fund may earn less on the security than on a conventional bond. The principal amounts of inflation-indexed securities are typically only adjusted periodically, and changes in the values of the securities may only approximately reflect changes in inflation rates and may occur substantially after the changes in inflation rates in question occur.

Interest Rate Risk (Fixed Income Funds and Active Fund)

The market value of fixed income securities, and financial instruments related to fixed income securities, will change in response to changes in interest rates and may change in response to other factors, such as perception of an issuer’s creditworthiness. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities tend to be more sensitive to changes in interest rates and thus subject to greater volatility than securities with shorter maturities. Because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities. The “average portfolio maturity” of the Fund is the average of all the current maturities of the individual securities in the Fund’s portfolio. Average portfolio maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk.

Investment Risk (All Funds)

As with all investments, an investment in a Fund is subject to investment risk. Investors in a Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Investment Style Risk (Index Funds)

The Index Funds invest in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, different types of bonds) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

Investments in Underlying Funds Risk (Active Fund)

The Active Fund invests a substantial portion of its assets in other funds. The Fund’s investment performance and risks may be directly related to the investment performance and risks of such funds. The allocation of the Fund’s assets to Underlying Funds may not be successful in achieving the Fund’s investment objective. There is a risk that you may experience lower returns by investing in the Fund instead of investing directly in an Underlying Funds. The Fund’s returns are directly related to the aggregate performance and expenses of the Underlying Funds in which it invests. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objectives. There is no guarantee that the Underlying Funds will achieve their respective investment objectives.

Fund shareholders indirectly bear a proportionate share of the fees and expenses of the other funds in addition to the Fund’s expenses. These risks include the possibility that a fund may experience a lack of liquidity that can result in greater volatility than its underlying securities or a fund may trade at a premium or discount to its net asset value.

Issuer Credit Risk (Fixed Income Funds and Active Fund)

The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due on the security, or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The Fund cannot collect interest and principal payments on a security if the issuer defaults. The degree of credit risk for a particular debt security or other issuer may be reflected in its credit rating. A credit rating is a measure of a bond issuer’s ability to make timely payments of interest and principal. Rating agencies (such as Moody’s Investors Service, Inc., Standard & Poor’s Corporation, or Fitch Ratings Inc.) assign letter designations typically ranging from AAA to A- (lower default risk) through CCC to C (higher default risk) or D (in default). A credit rating of BBB- or higher generally is considered “investment grade.” Credit ratings are subjective, do not remove market risk, and represent the opinions of the rating agencies as to the quality of the securities they rate. Credit ratings can change quickly and may not accurately reflect the risk of an issuer. Generally, investment risk and price volatility increase as the credit rating of a security declines. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio investments.

Issuer Specific Risk (All Funds)

Changes in the actual or perceived financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of the Fund.

Large Shareholder Risk (All Funds)

From time to time, shareholders of a Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause a Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of such Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and such Fund maintains a larger cash position than it normally would.

Market Risk (All Funds)

The trading prices of securities fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, including, but not limited to, changes in interest rates, government regulation, and the outlook for economic growth or recession, as well as events that impact specific issuers, such as changes to an issuer’s actual or perceived creditworthiness. The Fund’s NAV, like securities prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

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Market Capitalization Risk (500 Fund and Technology and Innovation 100 Fund)

Large-Capitalization Investing Risk

Securities of large-capitalization companies may underperform securities of smaller companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mortgage Backed Securities Risk (Active Fund)

Agency Mortgage-Backed Securities Risk

Fixed income securities issued by U.S. government agencies, government-sponsored entities, or government corporations, including, among others, FNMA and FHLMC, are generally backed only by the general creditworthiness and reputation of the U.S. government agency, government-sponsored entity, or government corporation issuing the security and are not guaranteed by the U.S. Treasury or backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of FNMA, FHLMC and other agencies that are placed under conservatorship of the U.S. government. Ginnie Mae securities are generally backed by the full faith and credit of the U.S. government. Some U.S. government agencies, including FNMA and FHLMC, purchase and guarantee residential mortgages and form mortgage-backed securities that they issue to the market. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the U.S. (e.g., U.S. Treasury bonds). If a U.S. government agency that is the issuer of securities in which the Fund invests is unable to meet its obligations or ceases to exist and no plan is made for repayment of securities, the performance of the Fund will be adversely impacted. Defaults on, or low credit quality or liquidity of the underlying assets of the mortgage-backed securities may impair the value of these securities and result in losses. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of mortgage-backed securities. The value of longer-term securities generally changes more in response to changes in market interest rates than shorter term securities. These securities may be significantly affected by government regulation, market interest rates, market perception of the creditworthiness of an issuer servicer, and loan-to-value ratio of the underlying mortgages. During an economic downturn, the mortgages may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities.

Non-Agency Mortgage-Backed Securities Risk

Non-agency mortgage-backed securities are mortgage-backed securities issued or guaranteed by private issuers. Non-agency issued mortgage-backed securities are not backed by the full faith and credit of the U.S. government and must rely only on the creditworthiness of the issuer and the underlying mortgages for repayment. As a result, non-agency mortgage-backed securities are subject to heightened risks as compared to agency mortgage-backed securities, including that non-agency mortgage-backed securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. Therefore, the mortgage loans underlying non-agency mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk, or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose, and borrower characteristics. There may be a limited market for such securities.

Non-Correlation Risk (Index Funds)

As with all index funds, the performance of a Fund and its Index may vary for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, a Fund may not be fully invested in the securities of its Index at all times or may hold securities not included in its Index or may be subject to pricing differences, differences in the timing of dividend accruals, tax gains or losses, operational inefficiencies and the need to meet various new or existing regulatory requirements. For example, it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund. The use of sampling techniques may affect the Fund’s ability to achieve close correlation with its Index. By using a representative sampling strategy, a Fund generally can be expected to have a greater non-correlation risk and this risk may be heightened during times of market volatility or other unusual market conditions.

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Non-Diversification Risk (Technology and Innovation 100 Fund)

The Technology and Innovation 100 Fund is considered to be non diversified. This means that the Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the asset diversification requirements under Subchapter M of the Code for qualification as a RIC. See the “Taxes – Qualification as a Regulated Investment Company” section of the Statement of Additional Information (“SAI”) for detail regarding the asset diversification requirements.

Portfolio Turnover Risk (All Funds)

Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in high portfolio turnover rates for the Fund. High portfolio turnover would result in correspondingly greater transaction expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Fund’s performance.

Prepayment Risk (Fixed Income Funds)

Many types of debt securities are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Sector Risks

Communication Services Sector Risk (Technology and Innovation 100 Fund)

The Fund currently invests a significant portion of its assets in the communication services sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The communication services sector consists of companies that facilitate communication and offer content and information through various types of media. These companies include, for example, telecom companies, such as wireless and fixed-line telecommunications service providers, media companies, such as broadcasters, advertisers, publishers, cable and satellite companies, and companies in the movie industry, and other companies that provide internet software, on-line services social media platforms, video games, and digital entertainment. This sector can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

Information Technology Sector Risk (Technology and Innovation 100 Fund and 500 Fund)

The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation. Challenges facing companies in the information technology sector include distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology, technological innovations that make existing products and services obsolete, and satisfying consumer demand. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, aggressive pricing, changes in demand, and competition to attract and retain the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and other intellectual property rights. A technology company’s loss or impairment of these rights may adversely affect the company’s profitability. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. The technology sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

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Underlying Fund Risk (Active Fund)

Underlying Funds are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance. Trading of an Underlying Fund’s shares may be halted by the activation of individual or market-wide “circuit breakers” (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an Underlying Fund’s shares may also be halted if (i) the shares are delisted from an exchange without first being listed on another exchange or (ii) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors. Underlying Funds managed by WisdomTree Asset Management, Inc., as well as Underlying Funds managed by third-party advisers, may be included.

U.S. Treasury Obligations Risk (Fixed Income Funds)

U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline, which has experienced a historical downgrade. A further downgrade of the ratings of U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and have a substantial negative effect on the U.S. economy. A downgrade of U.S. Treasury obligations from another ratings agency or a further downgrade may cause the value of the Fund’s U.S. Treasury obligations to decline.

The total public debt of the United States has grown rapidly since the beginning of the COVID-19 pandemic. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause a decline in the value of the dollar (which may lead to inflation), and can prevent the U.S. government from implementing effective counter-cyclical fiscal policy in economic downturns.

TBA Transactions Risk (Active Fund)

There can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA Transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the securities, the Fund could suffer a loss. At the time of its acquisition, a TBA security may be valued at less than the purchase price.

Additional Non-Principal Risk Information

Securities Lending

Although a Fund will not enter into a securities lending program unless a Fund is indemnified by the Fund’s lending agent for losses incurred in connection with a borrower’s default with respect to a loan, each Fund would bear the risk of loss of investing cash collateral and may be required to make payments to a borrower upon return of loaned securities if invested collateral has declined in value. Furthermore, because of the risks in delay of recovery, a Fund may lose the opportunity to sell the securities at a desirable price, and a Fund will generally not have the right to vote securities while they are being loaned. These events, upon implementation of a securities lending program, could also trigger negative tax consequences for a Fund.

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Operational Risk

Each Fund, its service providers (including the Adviser, the Sub-Adviser, Transfer Agent, WisdomTree, the administrator and the custodian), the App, wallet provider, blockchain networks and intermediaries, may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on each Fund or shareholders. Although the Funds and their service providers seek to mitigate these operational risks through their internal controls and operational risk management processes, these measures may not identify or may be inadequate to address all such risks.

Affiliated Index Provider Risk (Technology and Innovation 100 Fund and 500 Fund)

The Index Provider of each Index is an affiliated person of the Adviser, which poses potential conflicts of interest. For example, a potential conflict could arise between an affiliated person of the Index Provider or the Adviser and each Fund if that entity attempted to use information regarding changes and composition of each Index to the detriment of each Fund. Additionally, potential conflicts could arise with respect to the personal trading activity of personnel of the affiliated person who may have access to, or knowledge of, pending changes to each Index’s composition methodology or the constituent securities in each Index prior to the time that information is publicly disseminated. If shared, such knowledge could facilitate “front-running” (which describes an instance in which other persons trade ahead of each Fund). Although the Adviser and the Index Provider have taken steps designed to ensure that these potential conflicts are mitigated (e.g., via the adoption of policies and procedures that are designed to minimize potential conflicts of interest and the implementation of informational barriers designed to minimize the potential for the misuse of information about the Index), there can be no assurance that such measures will be successful.

Portfolio Holdings Information

Each Fund will disclose its portfolio holdings daily at www.wisdomtree.com/investments. A more detailed description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Statement of Additional Information (“SAI”).

Management of the Fund

Investment Adviser

WisdomTree Digital Management, as the investment adviser, has overall responsibility for the general management and administration of the WisdomTree Digital Trust (the “Trust”) and the Funds. WisdomTree Digital Management is a registered investment adviser with offices located at 250 West 34th Street, 3rd Floor, New York, New York 10119. As of March 31, 2024, WisdomTree Digital Management had assets under management totaling approximately $19 million. WisdomTree, Inc.* is the ultimate parent company of WisdomTree Digital Management. WisdomTree Digital Management provides an investment program for the Funds. The Adviser provides proactive oversight of the Sub-Advisers, daily monitoring of the Sub-Advisers’ buying and selling of securities for the Funds, and regular review of the Sub-Advisers’ performance. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate.

* “WisdomTree” is a registered mark of WisdomTree and has been licensed for use by the Trust.

For its services, each Fund pays the Adviser a management fee, based on a percentage of the Fund’s average daily net assets, as shown in the following table.

Name of Fund	Management Fee
WisdomTree Floating Rate Treasury Digital Fund	0.05%
WisdomTree Short-Term Treasury Digital Fund	0.05%
WisdomTree 3-7 Year Treasury Digital Fund	0.05%
WisdomTree 7-10 Year Treasury Digital Fund	0.05%
WisdomTree Long-Term Treasury Digital Fund	0.05%
WisdomTree TIPS Digital Fund	0.05%
WisdomTree 500 Digital Fund	0.05%
WisdomTree Technology and Innovation 100 Digital Fund	0.10%
WisdomTree Short-Duration Income Digital Fund	0.15%

Under the Investment Advisory Agreement for the Funds, WisdomTree Digital Management has agreed to pay generally all expenses of the Funds, subject to certain exceptions. For a detailed description of the Investment

WisdomTree Digital Trust Prospectus 59

Advisory Agreement for the Funds, please see the “Management of the Trust” section of the SAI. Please note that the Active Fund’s total annual Fund operating expenses may not correlate to the expense ratios in the Active Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Active Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Active Fund through its investments in certain Underlying Funds.

A discussion regarding the basis for the Board of Trustee’s (“Board”) approval of the Investment Advisory Agreement is available in each Fund’s Semi-Annual or Annual Report.

WisdomTree Digital Management, as the investment adviser for the Funds, may hire one or more sub-advisers to oversee the day-to-day activities of the Funds. The sub-advisers are subject to oversight by WisdomTree Digital Management. An investment advisory affiliate of WisdomTree Digital Management, WisdomTree Asset Management, Inc. and the WisdomTree Trust (which serves as the issuer of WisdomTree exchange traded funds (“ETFs”)) have received an exemptive order from the SEC that WisdomTree Digital Management and the Trust may rely on. Accordingly, such order permits WisdomTree Digital Management, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for the Funds, without submitting the sub-advisory agreement to a vote of the Funds’ shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. WisdomTree Digital Management has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. WisdomTree Digital Management is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

Pursuant to a separate contractual arrangement, WisdomTree Digital Management (i) educates, or facilitates education, regarding the blockchain-enabled aspects of the Funds’ shares, makes periodic reports to the Board with respect thereto and pays (either directly or through third parties, which may include affiliates) all applicable blockchain network fees on behalf of the Funds, and (ii) arranges for the provision of chief compliance officer (“CCO”) services with respect to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Digital Management currently does not charge a fee under the separate contractual arrangement discussed above but may do so in the future on Board approval and notice to shareholders.

Sub-Advisers

Voya Investment Management Co. LLC (“Voya IM”): Voya IM is responsible for the day-to-day management of the Fixed Income Funds. Voya IM, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 230 Park Avenue, New York, New York 10169. As of March 31, 2024, Voya IM had assets under management totaling approximately $328 billion. Voya IM is an independently operated indirect subsidiary of Voya Financial, Inc., a publicly traded financial holding company. Voya IM chooses each Fixed Income Fund’s portfolio investments and places orders to buy and sell the portfolio investments. WisdomTree Digital Management pays Voya IM for providing sub-advisory services to the Funds.

Mellon Investments Corporation (“Mellon”): Mellon is responsible for the day-to-day management of the Equity Funds and Active Fund. Mellon, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at One Boston Place, 201 Washington Street, Boston, Massachusetts 02108. As of March 31, 2024, Mellon had assets under management totaling approximately $871 billion. Mellon is an independently operated indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. Mellon chooses the Fund’s portfolio investments and places orders to buy and sell the portfolio investments. WisdomTree Digital Management pays Mellon for providing sub-advisory services to the Fund.

All Funds. A discussion regarding the basis for the Board of Trustee’s approval of the Funds’ Investment Sub-Advisory Agreements is available in each Fund’s Semi-Annual or Annual Report.

Portfolio Managers

Voya IM

The day-to-day management of the Fixed Income Funds is conducted by Voya IM’s Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund portfolios are described below.

Mr. Brian Timberlake, PhD, CFA. Mr. Timberlake has served as portfolio manager of the Funds since inception.

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Mr. Andrew Higley, CFA. Mr. Higley has served as portfolio manager of the Funds since inception.

Mr. Anuranjan Sharma. Mr. Sharma has served as portfolio manager of the Funds since inception.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds.

Mellon

The day-to-day management of the Equity and Active Funds is conducted by Mellon’s Equity Index Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Funds’ portfolios are described below.

Marlene Walker Smith. Ms. Walker Smith has served as portfolio manager of the Funds since inception.

David France. Mr. France has served as portfolio manager of the Funds since inception.

Todd Frysinger. Mr. Frysinger has served as portfolio manager of the Funds since inception.

Vlasta Sheremeta. Ms. Sheremeta has served as portfolio manager of the Funds since inception.

Michael Stoll. Mr. Stoll has served as portfolio manager of the Funds since inception.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Fund.

Additional Information About the Purchase and Redemption of Fund Shares

The Funds are available for purchase by individual or institutional investors.

Individual Investors:

Getting Started

Individual investors will need to establish an account with WisdomTree Digital. In order to open a new account, you will first need to download the App made available by WisdomTree or its affiliate, WisdomTree Digital, via the Apple App Store or Google Play, which is free to download. The account application process is completed entirely through the App. As a convenience provided by WisdomTree Digital and its affiliates, you can also sign up for services you may want on your account by completing the appropriate sections of the application.

Transacting in Fund Shares

Subject to the purchase and redemption requirements stated in this prospectus, you may buy, redeem or transfer shares through the App, although purchases and redemptions of Fund shares will only be processed on days and during hours that the NYSE is open for business. The minimum transaction amount with respect to a purchase is $25, whether for initial or subsequent purchases. The Fund reserves the right to waive or change investment minimums.

The price to buy or sell one share is its NAV. Shares will be bought or redeemed at the NAV next calculated after an order is received in proper form.

Institutional Investors:

Institutional investors may purchase or redeem shares of the Fund through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or application programming interface. When registering for the Portal the institutional investor will be asked to accept the terms and conditions of the Portal, provide information in order to create a user profile and establish a password for online services. For more information on accessing the Portal, institutional investors should contact us at wisdomtreeconnect@wisdomtree.com.

Note: Generally financial intermediaries investing on behalf of their customers or retirement accounts or plans, including employer sponsored retirement plans, are not permitted to utilize the Portal.

Exchanging Shares

Fund shares are not eligible to exchange for shares of other Funds.

WisdomTree Digital Trust Prospectus 61

Determination of Net Asset Value

The NAV of a Fund’s shares is calculated each day the NYSE is open for trading as of the close of regular trading on such exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, a Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

A Fund’s NAV is available through the App and online at www.wisdomtree.com/investments.

Dividends and Distributions

All Funds, except the Technology and Innovation 100 Digital Fund, intend to pay out dividends, if any, in U.S. dollars on a quarterly basis. The Technology and Innovation 100 Digital Fund intends to pay out dividends, if any, on an annual basis. Nonetheless, the Funds may not make a dividend payment every quarter or year, as applicable. Each Fund intends to distribute its net realized capital gains to shareholders annually. Each Fund occasionally may be required to make supplemental distributions at some other time during the year. Former shareholders (i.e., those shareholders that have fully redeemed and are no longer shareholders at time of dividend payment) will be paid in U.S. dollars.

Frequent Purchases and Redemptions of Fund Shares

Each Fund does not monitor for market timers or prohibit short-term trading activity. Although each Fund is managed in a manner that is consistent with its investment objective, frequent trading by shareholders may cause a Fund to hold more cash, disrupt the Fund’s management, increase its expenses, transaction costs, administrative costs or taxes, and/or dilute the value of Fund shares held by other shareholders.

Reports and Prospectuses

Account information will be available electronically through the App or by e-mail. When creating an account in the App or via the Portal, you will be asked to provide consent to electronic delivery of notices, communications and shareholder materials. In consenting to electronic delivery, you also will receive the Fund’s financial reports every six months as well as an annual updated prospectus electronically through the App or by e-mail. At any time, you may view a current prospectus and financial report through the App or online at

www.wisdomtree.com/investments.

Additional Policies

Please note that each Fund maintains additional policies and reserves certain rights, including:

■	A Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently. A Fund may impose a purchase maximum on shareholders that would limit the ability of shareholders to purchase Fund shares if their total purchases or account balance exceeds a dollar threshold.

■	A Fund and its agents reserve the right to involuntarily redeem shares or liquidate a fund account if a shareholder fails to make full payment for shares purchased or when an account balance falls below the account minimum for any reason, including market fluctuation, in cases of threatening conduct or suspicious, fraudulent or illegal activity. In addition, an account service fee on fund accounts that have a balance below the account minimum, for any reason, including market fluctuation, may be charged by a Fund or its agents. Such fee will be collected by redeeming Fund shares in the amount of the fee. Any such liquidation or account service fee redemption shall be preceded by written notice to the investor.

■	A Fund and its agents reserve the right to reject or cancel any purchase or redemption due to nonpayment (e.g., your bank does not honor your ACH transaction or funds transfer is not received by a designated cut-off time) and/or may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder. You will not have any right to profit from a cancelled transaction and you could be liable for any losses or fees the Fund or WisdomTree has incurred.

■	A Fund may delay payment of the redemption proceeds until your method of payment (e.g., ACH) for purchase has cleared or been received or collected.

62 WisdomTree Digital Trust Prospectus

■	Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

■	When you buy shares, it does not create a checking or other bank account relationship with a Fund or any bank.

■	You may only buy shares of a Fund if eligible for sale in your state or jurisdiction.

■	In unusual circumstances, a Fund or its agents may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws. The Fund or its agents may place a temporary hold on a pending transaction in a shareholder account, if the Fund or its agents reasonably believe that such transaction is the result of fraudulent activity.

■	A Fund may pay redemption or distribution proceeds in securities or other assets rather than U.S. dollars if the Adviser determines it is in the best interest of the Fund, consistent with applicable law. Investors should expect to incur transaction costs upon the disposition of the securities or other assets received in the redemption or distribution.

■	As long as a Fund and its agents follow reasonable security procedures and act on instructions reasonably believed to be genuine, the Fund and its agents will not be responsible for any losses that may occur from unauthorized requests. For transactions over the Internet, we recommend the use of a secure internet browser. In addition, you should verify the accuracy of your statements immediately upon receipt.

■	Note: Digital communication channels are not necessarily secure. If you do choose to send confidential or sensitive information via digital communication channels (e.g., through the App or Portal), you are accepting the associated risks related to potential data security incidents or events, such as the possibility that your confidential or sensitive information may be intercepted/accessed by a third party and subsequently used or sold. During periods of heavy market activity or other times, it may be difficult to reach a Fund by App or the Portal. Technological irregularities may also make the use of the App or Portal or the Internet slow or unavailable at times. If you are unable to transact business via the App or Portal or over the Internet, consider sending written instructions to a Fund at the Fund’s address on the back cover of this Prospectus. A Fund or its agents may terminate the receipt of orders via the App or Portal or the Internet at any time, in which case you may transact by sending written instructions to a Fund at the Fund’s address on the back cover of this Prospectus.

Questions

If you have any questions about the Funds or your account, please communicate through the App, Portal or by writing to the Funds.

Customer Identification Program

You will be asked to provide information to WisdomTree or its affiliate (which WisdomTree or its affiliate will provide to WisdomTree Transfers as the Fund’s transfer agent) in accordance with anti-money laundering regulations, to verify your identity when you open an account, including name, address, date of birth and other information (which may include certain documents). Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required or deemed necessary under these and other federal regulations. In addition, the Funds reserve the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide required information. Your shares will be sold at the NAV, minus any applicable fees, calculated on the day your Fund position is closed.

WisdomTree Digital Trust Prospectus 63

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Please refer to the section of the SAI entitled “Taxes” for a more detailed explanation of the tax consequences of investing in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company (“RIC”). If it meets certain minimum distribution requirements, a RIC generally is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in Fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions; and

■	You sell or redeem Fund shares.

Taxes on Distributions

For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations. Certain dividends received by a Fund on stock of U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) as to which the Fund has met certain holding period requirements and (2) that is held in an unleveraged position) may be eligible for the dividends-received deduction, which is generally available to corporate shareholders under the Internal Revenue Code of 1986 (the “Code”), provided such dividends are also appropriately reported as eligible for the dividends-received deduction by the Fund. Since a Fund’s income is derived primarily from sources that do not pay dividends, it is not expected that a substantial portion of distributions paid by the Fund will qualify either for the dividends-received deduction for corporations or for any favorable U.S. federal income tax rate available to non-corporate shareholders on “qualified dividend income.”

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, but declared by a Fund in October, November or December of the previous year, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares).

Dividends and distributions from the Funds and capital gain on the redemption or sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Each Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has been notified by the IRS that he, she or it has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

64 WisdomTree Digital Trust Prospectus

Taxes When You Redeem or Sell Fund Shares

Any capital gain or loss realized upon a redemption or sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a redemption or sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Additional Notice

Fixed Income Funds: Solactive AG (Index Provider)

Solactive AG (“Solactive”) is the licensor of the Index. Each Fund is not sponsored, endorsed, promoted or sold by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in a Fund; (b) the quality, accuracy and/or completeness of the Index; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Index. Solactive does not guarantee the accuracy and/or the completeness of the Index and shall not have any liability for any errors or omissions with respect thereto. Notwithstanding Solactive’s obligations to its licensees, Solactive reserves the right to change the methods of calculation or publication with respect to the Index and Solactive shall not be liable for any miscalculation of or any incorrect, delayed or interrupted publication with respect to the Index. Solactive shall not be liable for any damages, including, without limitation, any loss of profits or business, or any special, incidental, punitive, indirect or consequential damages suffered or incurred as a result of the use (or inability to use) of the Index.

Equity Funds: WisdomTree (Index Provider)

WisdomTree and WisdomTree Digital Management (together, “WisdomTree Parties”) and the Funds make no representation or warranty, express or implied, to the owners of shares of a Fund or any member of the public regarding the advisability or investing in securities generally or in a Fund particularly or with respect to the ability of the Index to meet its goal. WisdomTree is the licensor of the Index and certain trademarks, service marks and trade names of the Funds. WisdomTree has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Index. WisdomTree is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. The WisdomTree Parties and the Funds do not guarantee the accuracy, completeness, or performance of the Index or the data included therein and shall have no liability in connection with the Index or Index calculation. The Index’s past performance is not necessarily an indication of how the Index will perform in the future. WisdomTree has contracted with an independent calculation agent to calculate the Index.

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the period since a Fund’s inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available in the App.

WisdomTree Digital Trust Prospectus 65

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Short-Duration Income Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.18
Net realized and unrealized loss	(0.13)
Total from investment operations	0.05
Dividends to shareholders:
Net investment income	(0.14)
Net asset value, end of period	$9.91
TOTAL RETURN[2]	0.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$991
Ratios to average net assets of:
Expenses	0.15%[4]
Net investment income[3]	4.00%[4]
Portfolio turnover rate[5]	3%

*	Commencement of operations.

1	Based on average shares outstanding.

2	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

4	Annualized.

5	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

66 WisdomTree Digital Trust Prospectus

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree 500 Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.08
Net realized and unrealized gain	1.39
Total from investment operations	1.47
Dividends and distributions to shareholders:
Net investment income	(0.08)
Tax return of capital	(0.00)[5]
Total dividends and distributions to shareholders	(0.08)
Net asset value, end of period	$11.39
TOTAL RETURN[2]	14.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,847
Ratios to average net assets of:
Expenses	0.01%[3,6]
Net investment income	1.68%[3]
Portfolio turnover rate[4]	1%

*	Commencement of operations.

1	Based on average shares outstanding.

2	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3	Annualized.

4	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5	Amount represents less than $0.005.

6	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

WisdomTree Digital Trust Prospectus 67

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Technology and Innovation 100 Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.03
Net realized and unrealized gain	3.34
Total from investment operations	3.37
Net asset value, end of period	$13.37
TOTAL RETURN[2]	33.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,674
Ratios to average net assets of:
Expenses	0.10%[3]
Net investment income	0.64%[3]
Portfolio turnover rate[4]	1%

*	Commencement of operations.

1	Based on average shares outstanding.

2	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3	Annualized.

4	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

68 WisdomTree Digital Trust Prospectus

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree 3-7 Year Treasury Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.16
Net realized and unrealized loss	(0.29)
Total from investment operations	(0.13)
Dividends to shareholders:
Net investment income	(0.15)
Net asset value, end of period	$9.72
TOTAL RETURN[2]	(1.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$972
Ratios to average net assets of:
Expenses	0.01%[3,5]
Net investment income	3.54%[3]
Portfolio turnover rate[4]	13%

*	Commencement of operations.

1	Based on average shares outstanding.

2	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3	Annualized.

4	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

WisdomTree Digital Trust Prospectus 69

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree 7-10 Year Treasury Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.15
Net realized and unrealized loss	(0.37)
Total from investment operations	(0.22)
Dividends to shareholders:
Net investment income	(0.14)
Net asset value, end of period	$9.64
TOTAL RETURN[2]	(2.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$964
Ratios to average net assets of:
Expenses	0.01%[3,4]
Net investment income	3.41%[3]
Portfolio turnover rate[5]	16%

*	Commencement of operations.

1	Based on average shares outstanding.

2	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3	Annualized.

4	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

5	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

70 WisdomTree Digital Trust Prospectus

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Floating Rate Treasury Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$1.00
Investment operations:
Net investment income[1]	0.02
Net realized and unrealized gain	0.006
Total from investment operations	0.02
Dividends to shareholders:
Net investment income	(0.02)
Net asset value, end of period	$1.00
TOTAL RETURN[2]	2.25%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,002
Ratios to average net assets of:
Expenses	0.01%[3,4]
Net investment income	4.90%[3]
Portfolio turnover rate[5]	0%

*	Commencement of operations.

1	Based on average shares outstanding.

2	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3	Annualized.

4	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

5	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6	Amount represents less than $0.005.

WisdomTree Digital Trust Prospectus 71

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Long-Term Treasury Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.16
Net realized and unrealized loss	(0.54)
Total from investment operations	(0.38)
Dividends to shareholders:
Net investment income	(0.15)
Net asset value, end of period	$9.47
TOTAL RETURN[2]	(3.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$947
Ratios to average net assets of:
Expenses	0.01%[3,4]
Net investment income	3.74%[3]
Portfolio turnover rate[5]	8%

*	Commencement of operations.

1	Based on average shares outstanding.

2	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3	Annualized.

4	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

5	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

72 WisdomTree Digital Trust Prospectus

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Short-Term Treasury Digital Fund	For the Period December 14, 2022* through June 30, 2023
Net asset value, beginning of period	$1.00
Investment operations:
Net investment income[1]	0.02
Net realized and unrealized loss	(0.01)
Total from investment operations	0.01
Dividends to shareholders:
Net investment income	(0.02)
Net asset value, end of period	$0.99
TOTAL RETURN[2]	0.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$986
Ratios to average net assets of:
Expenses	0.01%[3,4]
Net investment income	4.14%[3]
Portfolio turnover rate[5]	30%

*	Commencement of operations.

1	Based on average shares outstanding.

2	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3	Annualized.

4	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

5	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

WisdomTree Digital Trust Prospectus 73

Financial Highlights (continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree TIPS Digital Fund	For the Period January 19, 2023* through June 30, 2023
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income[1]	0.25
Net realized and unrealized loss	(0.24)
Total from investment operations	0.01
Dividends to shareholders:
Net investment income	(0.24)
Net asset value, end of period	$9.77
TOTAL RETURN[2]	0.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$977
Ratios to average net assets of:
Expenses	0.01%[3,4]
Net investment income	5.67%[3]
Portfolio turnover rate[5]	38%

*	Commencement of operations.

1	Based on average shares outstanding.

2	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period (excluding sales loads and/or account fees, if any), reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3	Annualized.

4	Prior to June 6, 2023, the Fund’s annual advisory fee rate was 0.00% and, thereafter, was increased to 0.05% per annum.

5	Portfolio turnover rate is not annualized for fiscal periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

74 WisdomTree Digital Trust Prospectus

WisdomTree Digital Trust
250 West 34th Street, 3rd Floor
New York, NY 10119

The Funds' current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

To make shareholder inquiries, for more detailed information on the Funds, or to request the SAI or annual or semi-annual shareholder reports free of charge, please communicate through the App or in writing.

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

© 2024 WisdomTree Digital Trust

WisdomTree Funds are distributed in the U.S. by
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

WisdomTree® is a registered mark of WisdomTree, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-23659